Schedule H, Part IV, Line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4(i) – Schedule of Assets (Held at End of Year)
Air Products and Chemicals, Inc. Retirement Savings Plan
Employer ID No: 23-1274455, Plan No: 001
Schedule H, Part IV, Line 4(i) – Schedule of Assets (Held at End of Year)
As of 31 December 2025
(In thousands, except for share data)

Identity of issue	Description	Current value
Interest-bearing cash:
* Fidelity Trust Management Company	Cash	$15,485
Snyder Small Mid Cap	Cash	3,814
* Invesco Stable Value Fund	Cash	6,718
Bond Index Fund:
Vanguard Total Bond Market Index Fund	Mutual fund shares: 4,673,089	45,656
Large Cap Value Fund:
Vanguard Windsor II Fund Admiral	Mutual fund shares: 2,726,182	227,364
International Stock Funds:
* Fidelity International Discovery Commingled Pool	Commingled investment pool	78,759
Vanguard Total International Stock Index Fund	Mutual fund shares: 320,253	51,910
Life Cycle Funds (Lending Series Fund Class V):
SS Target Retirement Income Securities	Commingled investment pool	65,790
SS Target Retirement 2025 Securities	Commingled investment pool	88,730
SS Target Retirement 2030 Securities	Commingled investment pool	165,233
SS Target Retirement 2035 Securities	Commingled investment pool	125,185
SS Target Retirement 2040 Securities	Commingled investment pool	127,390
SS Target Retirement 2045 Securities	Commingled investment pool	87,842
SS Target Retirement 2050 Securities	Commingled investment pool	75,721
SS Target Retirement 2055 Securities	Commingled investment pool	64,795
SS Target Retirement 2060 Securities	Commingled investment pool	30,341
SS Target Retirement 2065 Securities	Commingled investment pool	11,570
SS Target Retirement 2070 Securities	Commingled investment pool	1,334
Corporate Bond Fund:
BBH Core Plus Fixed Income	Commingled investment pool	53,899
S&P 500 Index Fund:
* Spartan 500 Index Pool	Commingled investment pool	416,878
Extended Market Index Fund:
* Spartan Extended Market Index Pool	Commingled investment pool	50,642
Large Cap Growth Fund:
JPMCB Large Cap Growth Fund	Commingled investment pool	272,243
Common Stock:
* Air Products and Chemicals, Inc. Common Stock	Common stock shares: 1,483,987; Historical Cost: $233,266	366,605
Small Mid-Cap Corporate Common Stock
** Snyder Small Mid Cap	Equity Securities	130,392
Self-Directed Brokerage Account:
* Fidelity BrokerageLink	Brokerage account for many publicly available mutual funds	86,987
Fixed Income Securities Fund:
** Invesco Stable Value Fund	Guaranteed investment contracts	144,097
Total investments		$2,795,380
* Participant loans	Interest rates ranging from 4.25% to 9.50% with various maturity dates	$21,541
* Represents investments with a party-in-interest.
** Refer to Attachment A for listing of underlying holdings.
Note: Cost information not presented because investments are participant directed.
Air Products and Chemicals, Inc. Retirement Savings Plan
Employer ID No: 23-1274455, Plan No: 001
Attachment A
As of 31 December 2025
(In thousands)

Identity of issue	Description	Current value
Allegion PLC	Common Stock	$2,092
Ametek Inc	Common Stock	6,339
Amphenol Corp Cl A	Common Stock	3,672
Bio Techne Corp	Common Stock	3,759
Brown & Brown Inc	Common Stock	3,506
BWX Technologies Inc	Common Stock	5,453
Cabot Corp	Common Stock	2,030
Charles River Laboratories International Inc	Common Stock	3,810
Clean Harbors Inc	Common Stock	7,123
Coherent Corp	Common Stock	6,649
Copart Inc	Common Stock	1,626
Dolby Laboratories Inc Cl A	Common Stock	3,169
Entegris Inc	Common Stock	5,765
First American Financial Corp	Common Stock	1,667
Graco Inc	Common Stock	1,949
Halozyme Therapeutics Inc	Common Stock	3,637
HEICO Corp Cl A	Common Stock	3,325
Henry Schein Inc	Common Stock	3,549
Hexcel Corp	Common Stock	2,288
Huntington Bancshares Inc	Common Stock	4,558
IDEX Corp	Common Stock	2,975
Ingredion Inc	Common Stock	3,641
Keysight Technologies Inc	Common Stock	3,694
LKQ Corp	Common Stock	2,652
Markel Group Inc	Common Stock	879
Mid-America Apartment Communities Inc	Common Stock	2,116
NNN REIT Inc	Common Stock	1,415
Power Integrations Inc	Common Stock	2,618
Prosperity Bancshares Inc	Common Stock	2,382
Rentokil Initial PLC Sponsored ADR	Common Stock	4,048
Shift4 Pmts Inc Cl A	Common Stock	1,468
SS&C Technologies Holdings Inc	Common Stock	6,327
STERIS PLC	Common Stock	2,941
UGI Corp	Common Stock	4,372
Waste Connections Inc	Common Stock	6,108
WEX Inc.	Common Stock	2,353
Woodward Inc	Common Stock	4,437
	Snyder Small Mid Cap	$130,392

Dodge & Cox Core Fixed Income Fund	Synthetic	$7,530
Invesco Core Fixed Income Fund	Synthetic	7,532
Invesco Intermediate Fund	Synthetic	15,210
Invesco Short Term Bond Fund	Synthetic	68,284
Jennison Intermediate Fund	Synthetic	15,223
Loomis Sayles Core Fixed Income Fund	Synthetic	7,532
Loomis Sayles Intermediate Fund	Synthetic	7,626
PIMCO Core Fixed Income Fund	Synthetic	7,531
PIMCO Intermediate Fund	Synthetic	7,629
	Invesco Stable Value Fund	$144,097